DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details)		3 Months Ended	9 Months Ended
	Feb. 11, 2021 $ / shares shares	Dec. 31, 2020 USD ($) item $ / shares shares	Sep. 30, 2021 USD ($) item $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item		1	1
Number of units sold		3,600,000
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account		80
Condition for future business combination use of proceeds percentage			80
Condition for future business combination threshold Percentage Ownership		50	50
Condition for future business combination threshold Net Tangible Assets | $		$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent		15	100
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%
Redemption period upon closing of the Proposed Public Offering		24 months	24 months
Number of months to complete acquisition		24 months
Maximum allowed dissolution expenses | $		$ 100,000
Cash | $		72,550	$ 277,719
Working capital | $		$ (182,450)	$ 367,733
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)			5,013,333
Price of warrant | $ / shares		$ 1.50	$ 1.50
IPO
Subsidiary, Sale of Stock [Line Items]
Number of units sold	27,600,000	24,000,000	27,600,000
Purchase price, per unit | $ / shares	$ 10.00	$ 10.00	$ 10.00
Redemption of shares calculated based on business days prior to consummation of business combination (in days)			12 months
Cash | $			$ 277,719
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)		4,533,333
Price of warrant | $ / shares		$ 1.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold		27,600,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)		5,013,333